Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 317,935	$ 114,391
Non Current restricted cash presented as Cash	2,133	2,272
Current restricted cash presented as Cash	2,875
Total	322,943	116,663			$ 131,557	$ 123,175
Amount of funds released out of escrow deposits			$ 3,494	€ 3,000
Globe Metallurgical Inc
Disclosure of financial assets [line items]
Federal grant received	2,875
Escrow: Hydro sale
Disclosure of financial assets [line items]
Non Current restricted cash presented as Cash	2,133	$ 2,272
NMTC Program
Disclosure of financial assets [line items]
Current restricted cash presented as Cash	2,875
NMTC Program | Globe Metallurgical Inc
Disclosure of financial assets [line items]
Federal grant received	$ 2,875